Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 Bbls MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf
Disclosure of information about consolidated structured entities [Line Items]
Estimated crude oil production | MMBbls	12	12	12
Estimated natural gas liquids production | MMBbls	1	2	2
Estimated proved natural gas liquids reserves | MMBbls	6	8	6
Estimated natural gas production | Bcf	60	61	64
Estimated Proved oil equivalent reserves | Bcf	140	143	119
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved natural gas reserves | Bcf	259	288	289
Estimated barrel of oil equivalent production | MMBbls	24	24	25
Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved natural gas reserves | Bcf	321	349	364
Oil equivalent [Member]
Disclosure of information about consolidated structured entities [Line Items]
Natural gas converted to barrel of oil equivalent | Bbls	5,615